Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the valuation of the contingent warrant liability
Exercise price	$8.46875
Term (years)	4.00
Expected stock price volatility	117.0%
Risk-free rate of interest	2.86%

Schedule of fair value of financial instruments measured on a recurring basis
	As of June 30, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$5,373	—	—	$5,373

Schedule of the change in fair value, as determined by level 3 inputs, for the contingent warrant liability
Contingent Warrant Liability
Balance at December 31, 2021	$—
Fair value at issuance	35,676
Change in fair value	(30,303)
Balance at June 30, 2022	$5,373

Schedule of computation of diluted shares outstanding
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Options to purchase shares of common stock	1,495,180	780,640	1,495,180	780,640
Series Seed Preferred Stock	—	4,584,552	—	4,584,552
Warrants issued upon close of IPO	111,111	—	111,111	—
Private Placement Warrants	1,251,661	—	1,251,661	—
Total	2,857,952	5,365,192	2,857,952	5,365,192

	Years Ended December 31,
	2021	2020
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	4,584,552	4,584,552
Total	5,365,192	5,365,192